Document and Entity Information	Oct. 01, 2015
Prospectus:
Document Type	497
Document Period End Date	Oct. 01, 2015
Registrant Name	FPA PARAMOUNT FUND INC
Central Index Key	0000076210
Amendment Flag	false
Document Creation Date	Oct. 01, 2015
Document Effective Date	Oct. 01, 2015
Prospectus Date	Jan. 28, 2015
FPA Paramount Fund, Inc. | FPA Paramount Fund, Inc.
Prospectus:
Trading Symbol	fprax